Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Schedule of Accrued Expenses

Accrued expenses were comprised of the following as of:

	September 30,	December 31,
	2020	2019

Accrued compensation and payroll taxes	$213,915	$210,900
Accrued taxes payable - Argentina	293,855	170,873
Accrued interest	625,025	484,026
Other accrued expenses	242,148	256,546
Accrued expenses, current	1,374,943	1,122,345
Accrued payroll tax obligations, non-current	14,919	86,398
Total accrued expenses	$1,389,862	$1,208,743

Accrued expenses are comprised of the following:

	December 31,
	2019	2018
Accrued compensation and payroll taxes	$210,900	$149,019
Accrued taxes payable - Argentina	170,873	292,535
Accrued interest	484,026	404,239
Other accrued expenses	256,546	339,574
Accrued expenses, current	1,122,345	1,185,367
Accrued payroll tax obligations, non-current	86,398	57,786
Total accrued expenses	$1,208,743	$1,243,153